Investment Securities - Amortized Cost And Fair Values Of Investment Securities Available For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 197,296	$ 300,087
Gross Unrealized Gains	2,456	4,047
Gross Unrealized Losses	1,578	1,913
Fair Value	198,174	302,221
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,565	17,042
Gross Unrealized Gains	507	611
Gross Unrealized Losses	0	0
Fair Value	13,072	17,653
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,994	15,080
Gross Unrealized Gains	0	23
Gross Unrealized Losses	804	543
Fair Value	11,190	14,560
Mortgage-backed securities - Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	147,980	212,650
Gross Unrealized Gains	1,498	2,991
Gross Unrealized Losses	279	213
Fair Value	149,199	215,428
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,787	54,345
Gross Unrealized Gains	0	0
Gross Unrealized Losses	495	1,148
Fair Value	23,292	53,197
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	970	970
Gross Unrealized Gains	451	422
Gross Unrealized Losses	0	9
Fair Value	$ 1,421	$ 1,383